Financial Risk (Details 12) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans
Financial Risk
Financial assets	$ 5,892,997	$ 5,778,424
Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	609,054	511,583
Commitments and contingencies
Financial Risk
Financial assets	493,372	501,887
Argentina | Loans
Financial Risk
Financial assets	226,481	604,112
Argentina | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets		6,980
Belgium | Loans
Financial Risk
Financial assets	13,742	13,278
Bolivia | Loans
Financial Risk
Financial assets	7,000	14,187
Bolivia | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	400	293
Brazil | Loans
Financial Risk
Financial assets	1,015,316	1,156,223
Brazil | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	50,000	50,000
Canada | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	657	422
Chile | Loans
Financial Risk
Financial assets	683,132	176,976
Chile | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	8
Colombia | Loans
Financial Risk
Financial assets	906,092	625,932
Colombia | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	50,610	52,000
Costa Rica | Loans
Financial Risk
Financial assets	220,380	370,087
Costa Rica | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	59,161	38,598
Dominican Republic | Loans
Financial Risk
Financial assets	289,853	301,067
Dominican Republic | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	16,500	16,500
Ecuador | Loans
Financial Risk
Financial assets	174,267	188,445
Ecuador | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	252,391	249,170
El Salvador | Loans
Financial Risk
Financial assets	54,233	70,048
El Salvador | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	5,555	824
France | Loans
Financial Risk
Financial assets	152,530
France | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	47,906
Germany | Loans
Financial Risk
Financial assets	34,613	17,500
Germany | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets		18,000
Guatemala | Loans
Financial Risk
Financial assets	278,557	328,830
Guatemala | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	44,200	15,293
Honduras | Loans
Financial Risk
Financial assets	128,937	89,205
Honduras | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	300	250
Hong Kong | Loans
Financial Risk
Financial assets	10,400
Jamaica | Loans
Financial Risk
Financial assets	38,312	21,727
Luxembourg | Loans
Financial Risk
Financial assets	59,813	17,664
Mexico | Loans
Financial Risk
Financial assets	754,465	867,441
Mexico | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	27,377	22,731
Panama | Loans
Financial Risk
Financial assets	268,356	485,546
Panama | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	25,304	34,897
Paraguay | Loans
Financial Risk
Financial assets	127,970	158,685
Paraguay | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	10,652
Peru | Loans
Financial Risk
Financial assets	150,301	78,191
Peru | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	8,033	4,875
Singapore | Loans
Financial Risk
Financial assets	90,955	38,500
Switzerland | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	10,000
Trinidad and Tobago | Loans
Financial Risk
Financial assets	181,676	144,874
United State of America | Loans
Financial Risk
Financial assets	25,000
Uruguay | Loans
Financial Risk
Financial assets	619	9,906
Uruguay | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets		750
1-4 | Loans
Financial Risk
Financial assets	2,928,401	2,268,324
1-4 | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	167,241	118,974
5-6 | Loans
Financial Risk
Financial assets	2,415,323	3,160,145
5-6 | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	183,568	142,364
7-8 | Loans
Financial Risk
Financial assets	487,428	285,254
7-8 | Loan commitments and financial guarantees contracts
Financial Risk
Financial assets	258,245	250,245
9 | Loans
Financial Risk
Financial assets		64,701
10 | Loans
Financial Risk
Financial assets	61,845
Securities at amortized cost
Financial Risk
Financial assets	74,547	85,326
Securities at amortized cost | Brazil
Financial Risk
Financial assets	1,500	1,491
Securities at amortized cost | Colombia
Financial Risk
Financial assets	15,338	28,183
Securities at amortized cost | Mexico
Financial Risk
Financial assets	21,505	27,123
Securities at amortized cost | Panama
Financial Risk
Financial assets	36,204	28,529
Securities at amortized cost | 1-4
Financial Risk
Financial assets	73,047	83,835
Securities at amortized cost | 5-6
Financial Risk
Financial assets	1,500	1,491
Securities at FVOCI
Financial Risk
Financial assets	5,094	21,798
Securities at FVOCI | Brazil
Financial Risk
Financial assets		2,887
Securities at FVOCI | Chile
Financial Risk
Financial assets	5,094	5,011
Securities at FVOCI | Panama
Financial Risk
Financial assets		6,157
Securities at FVOCI | Trinidad and Tobago
Financial Risk
Financial assets		7,743
Securities at FVOCI | 1-4
Financial Risk
Financial assets	5,094	18,911
Securities at FVOCI | 5-6
Financial Risk
Financial assets		2,887
Cost [member] | Loans
Financial Risk
Financial assets	5,892,997	5,778,424
Cost [member] | Customers' liabilities under acceptances
Financial Risk
Financial assets	115,682	9,696
Cost [member] | Securities at amortized cost
Financial Risk
Financial assets	74,547	85,326
Cost [member] | Securities at FVOCI
Financial Risk
Financial assets	$ 5,094	$ 21,798